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          As filed with the Securities and Exchange Commission on April 29, 2004

                                                       1933 Act File No. 2-90805

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-3
                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 29


                     GOVERNMENT SECURITIES VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                   Sun Life Assurance Company of Canada (U.S.)
                           (Name of Insurance Company)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181 (617) 237-6030
          (Address of Insurance Company's Principal Executive Offices)


       James R. Bordewick, Jr., Massachusetts Financial Services Company,

                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

/ /  immediately upon filing pursuant to paragraph (b)

/X/  on April 29, 2004 pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(i)

/ /  on [DATE] pursuant to paragraph (a)(i)

/ /  75 days after filing pursuant to paragraph (a)(ii)
/ /  on [DATE] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

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The following items are herein incorporated by reference to those items filed by the Money Market Variable Account (File No. 2-79141) in Post-Effective Amendment No. 34, filed with the SEC via EDGAR on April 29, 2004:


     Cross-Reference Pages
     Compass 2 Prospectus dated May 1, 2004
     Compass 2 and 3 Statement of Additional Information dated May 1, 2004
     Part C

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they meet all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 27th day of April, 2004.

                              MONEY MARKET VARIABLE ACCOUNT
                              HIGH YIELD VARIABLE ACCOUNT
                              CAPITAL APPRECIATION VARIABLE ACCOUNT
                              GOVERNMENT SECURITIES VARIABLE ACCOUNT
                              GLOBAL GOVERNMENTS VARIABLE ACCOUNT
                              TOTAL RETURN VARIABLE ACCOUNT
                              MANAGED SECTORS VARIABLE ACCOUNT
                                       (REGISTRANTS)


                              By:    ROBERT J. MANNING*
                                     ----------------------------------
                              Name:  Robert J. Manning
                              Title: President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 28, 2004.

                              SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


                              ROBERT C. SALIPANTE
                              -----------------------------------------
                              Robert C. Salipante
                              President

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     As required by the Securities Act of 1933, this Amendment to the
Registration Statement has been signed below by the following persons in the capacities indicated on April 27, 2004.


            SIGNATURE                           TITLE
            ---------                           -----

SIGNATURE                           TITLE
---------                           -----
J. KERMIT BIRCHFIELD*
------------------------------      Chairman
J. Kermit Birchfield


ROBERT J. MANNING*
------------------------------      President (Principal Executive Officer)
Robert J. Manning


RICHARD M. HISEY*
------------------------------      Principal Financial Officer and
Richard M. Hisey                      Principal Accounting Officer


ROBERT C. BISHOP*
------------------------------      Member of the Boards of Managers
Robert C. Bishop


FREDERICK H. DULLES*
------------------------------      Member of the Boards of Managers
Frederick H. Dulles


DAVID D. HORN*
------------------------------      Member of the Boards of Managers
David D. Horn


DERWYN F. PHILLIPS*
------------------------------      Member of the Boards of Managers
Derwyn F. Phillips


C. JAMES PRIEUR*
------------------------------      Member of the Boards of Managers
C. James Prieur


RONALD G. STEINHART*
------------------------------      Member of the Boards of Managers
Ronald G. Steinhart

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
HAVILAND WRIGHT*
------------------------------      Member of the Boards of Managers
Haviland Wright

                                    *By:   JAMES R. BORDEWICK, JR.
                                           ---------------------------------
                                    Name:  James R. Bordewick, Jr.
                                            as Attorney-in-fact


                                    Executed by James R. Bordewick, Jr. on
                                    behalf of those indicated pursuant to a
                                    Power of Attorney, dated May 4, 2001
                                    incorporated by reference to Registrant's
                                    Post-Effective Amendment No. 30 filed with the SEC via EDGAR on April 30, 2002, a Power of Attorney, dated August 1, 2002, incorporated by reference to MFS/Sun Life
                                    Series Trust (File Nos. 2-83616 and
                                    811-3732) Post-Effective Amendment No. 32 filed with the SEC via EDGAR on April 30, 2003 and a Power of Attorney, dated February
                                    12, 2004, incorporated by reference to
                                    Registrant's Post-Effective Amendment No. 33 filed with the SEC via EDGAR on February 27, 2004.

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     As required by the Securities Act of 1933, this Amendment to the
Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

SIGNATURE                                       TITLE
---------                                       -----
ROBERT C. SALIPANTE
------------------------------      President and Director (Principal Executive
Robert C. Salipante                   Officer)


GARY CORSI
------------------------------      Vice President, & Chief Financial Officer
Gary Corsi                            (Principal Financial and Accounting Officer)


EDWARD M. SHEA    (+)
------------------------------      Attorney-in-Fact for:
Edward M. Shea                      Donald A. Stewart, Chairman and Director
                                    C. James Prieur, Vice Chairman and Director
                                    James C. Baillie, Director
                                    Paul W. Derksen, Director
                                    David D. Horn, Director
                                    James A. McNulty, III, Director
                                    S. Caesar Raboy, Director
                                    David K. Stevenson, Director
                                    William W. Stinson, Director

(+)Edward M. Shea has signed this document on the date indicated on behalf of the above Directors pursuant to powers of attorney duly executed by such persons and incorporated by reference to the Registration Statement of Keyport Variable Account A on Form N-4 (File No. 333-112506), filed with the SEC on or about February 5, 2004.